Depreciation and Amortization (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cost of goods sold	¥ 16,354	$ 2,355	¥ 25,139	¥ 40,728
Selling expenses	20	3	22	28
Administrative expenses	26,819	3,863	19,354	6,945
Depreciation	¥ 43,193	$ 6,221	¥ 44,515	¥ 47,701